UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23086

WP Trust

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange St.
Wilmington, DE 19801

With Copies To:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

(Name and address of agent for service)

Registrant's telephone number, including area code: 877.244.6235

Date of fiscal year end: 11.30/2017

Date of reporting period: 02/28/2017

Item 1.	Schedules of Investments (Unaudited)

The Trust’s schedules of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

EXCHANGE-TRADED FUNDS- 100.88%	Shares	Fair Value

Equity Funds - 100.88%
iShares Russell 2000 ETF (a)	29,800	$4,107,632

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,315,605)		4,107,632

OPTIONS PURCHASED (Cost $7,305) - 0.10% (b)		4,200

SHORT-TERM INVESTMENTS - 8.16%
Federated Government Obligations Fund - Institutional Class, 0.46% (c)	332,259	332,259
TOTAL SHORT-TERM INVESTMENTS (Cost $332,259)		332,259

TOTAL INVESTMENTS (Cost $3,655,169) – 109.14%		$4,444,091

OPTIONS WRITTEN (Proceeds $386,891) - (10.28%) (d)		(418,515)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.14%		46,219

NET ASSETS - 100%		$4,071,795

(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Please refer to the Schedule of Purchased Options for details of options purchased.
(c)	Rate shown represents the 7-day effective yield at February 28, 2017, is subject to change and resets daily.
(d)	Please refer to the Schedule of Written Options for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
February 28, 2017 (Unaudited)

OPTIONS PURCHASED - 0.10%

PUT OPTIONS PURCHASED - 0.10%

	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$1,900.00	3/17/2017	40	$800
CBOE S&P 500 Index	$1,825.00	4/13/2017	40	3,400
TOTAL PUT OPTIONS PURCHASED (Cost $7,305)				4,200

TOTAL OPTIONS PURCHASED (Cost $7,305)				$4,200

[1]	Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF WRITTEN OPTIONS
February 28, 2017 (Unaudited)

OPTIONS WRITTEN - (10.28)%

CALL OPTIONS WRITTEN - (6.41)%	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$2,400.00	12/15/2017	3	$28,050
CBOE S&P 500 Index	$2,500.00	1/19/2018	1	5,475
CBOE S&P 500 Index	$2,500.00	6/15/2018	3	25,830
iShares Russell 2000 ETF (e)	$140.00	1/19/2018	22	18,590
iShares Russell 2000 ETF (e)	$135.00	1/18/2019	111	183,150
TOTAL CALL OPTIONS WRITTEN (Proceeds $193,556)				261,095

PUT OPTIONS WRITTEN - (3.87)%
CBOE S&P 500 Index	$1,925.00	1/19/2018	32	108,640
CBOE S&P 500 Index	$2,000.00	1/19/2018	2	8,700
CBOE S&P 500 Index	$2,000.00	6/15/2018	6	40,080
TOTAL PUT OPTIONS WRITTEN (Proceeds $193,335)				157,420

TOTAL OPTIONS WRITTEN (Proceeds $386,891)				$418,515

[1]	Each option contract is equivalent to 100 shares/units of the underlying ETF/Index.
(e)
Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

EXCHANGE-TRADED FUNDS- 97.27%	Shares	Fair Value

Equity Funds - 97.27%
iShares MSCI EAFE ETF (a)	79,400	$4,790,996
WisdomTree Emerging Markets SmallCap Dividend Fund (a)	5,600	242,872
WisdomTree International SmallCap Dividend Fund (a)	3,750	240,563
		5,274,431

TOTAL EXCHANGE-TRADED FUNDS (Cost $4,976,740)		5,274,431

OPTIONS PURCHASED (Cost $7,108) - 0.07% (b)		4,095

SHORT-TERM INVESTMENTS - 5.85%
Federated Government Obligations Fund - Institutional Class, 0.46% (c)	317,023	317,023
TOTAL SHORT-TERM INVESTMENTS (Cost $317,023)		317,023

TOTAL INVESTMENTS (Cost $5,300,871) – 103.19%		$5,595,549

OPTIONS WRITTEN (Proceeds $271,010) - (4.88%) (d)		(264,356)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.69%		91,505

NET ASSETS - 100%		$5,422,698

(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Please refer to the Schedule of Purchased Options for details of options purchased.
(c)	Rate shown represents the 7-day effective yield at February 28, 2017, is subject to change and resets daily.
(d)	Please refer to the Schedule of Written Options for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
February 28, 2017 (Unaudited)

OPTIONS PURCHASED - 0.07%

PUT OPTIONS PURCHASED - 0.07%

	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$1,900.00	3/17/2017	39	$780
CBOE S&P 500 Index	$1,825.00	4/13/2017	39	3,315
TOTAL PUT OPTIONS PURCHASED (Cost $7,108)				4,095

TOTAL OPTIONS PURCHASED (Cost $7,108)				$4,095

[1]	Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF WRITTEN OPTIONS
February 28, 2017 (Unaudited)

OPTIONS WRITTEN - (4.88)%

CALL OPTIONS WRITTEN - (2.04)%	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$2,400.00	12/15/2017	3	$28,050
CBOE S&P 500 Index	$2,500.00	1/19/2018	1	5,475
CBOE S&P 500 Index	$2,500.00	6/15/2018	3	25,830
iShares MSCI EAFE ETF	$70.00	1/19/2018	354	50,976
TOTAL CALL OPTIONS WRITTEN (Proceeds $82,211)				110,331

PUT OPTIONS WRITTEN - (2.84)%
CBOE S&P 500 Index	$1,925.00	1/19/2018	31	105,245
CBOE S&P 500 Index	$2,000.00	1/19/2018	2	8,700
CBOE S&P 500 Index	$2,000.00	6/15/2018	6	40,080
TOTAL PUT OPTIONS WRITTEN (Proceeds $188,799)				154,025

TOTAL OPTIONS WRITTEN (Proceeds $271,010)				$264,356

[1]	Each option contract is equivalent to 100 shares/units of the underlying ETF/Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

EXCHANGE-TRADED FUNDS- 94.55%	Shares	Fair Value

Debt Funds - 94.55%
iShares iBoxx $ High Yield Corporate Bond ETF (a)	122,700	$10,833,183

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,360,799)		10,833,183

CLOSED END FUNDS- 8.58%

Closed End Funds - 8.58%
Alpine Total Dynamic Dividend Fund (a)	56,400	464,736
Deutsche Global High Income Fund, Inc. (a)	54,000	460,620
Virtus Total Return Fund (a)	12,400	57,536
		982,892

TOTAL CLOSED END FUNDS (Cost $911,237)		982,892

OPTIONS PURCHASED (Cost $24,674) - 0.12% (b)		13,440

SHORT-TERM INVESTMENTS - 0.72%
Federated Government Obligations Fund - Institutional Class, 0.46% (c)	82,782	82,782
TOTAL SHORT-TERM INVESTMENTS (Cost $82,782)		82,782

TOTAL INVESTMENTS (Cost $11,379,492) – 103.97%		$11,912,297

OPTIONS WRITTEN (Proceeds $952,597) - (7.33%) (d)		(840,069)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 3.36%		385,328

NET ASSETS - 100%		$11,457,556

(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Please refer to the Schedule of Purchased Options for details of options purchased.
(c)	Rate shown represents the 7-day effective yield at February 28, 2017, is subject to change and resets daily.
(d)	Please refer to the Schedule of Written Options for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
February 28, 2017 (Unaudited)

OPTIONS PURCHASED - 0.12%

PUT OPTIONS PURCHASED - 0.12%

	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$1,900.00	3/17/2017	128	$2,560
CBOE S&P 500 Index	$1,825.00	4/13/2017	128	10,880
TOTAL PUT OPTIONS PURCHASED (Cost $24,674)				13,440

TOTAL OPTIONS PURCHASED (Cost $24,674)				$13,440

[1]	Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF OPTIONS WRITTEN
February 28, 2017 (Unaudited)

OPTIONS WRITTEN - (7.33)%

CALL OPTIONS WRITTEN - (2.41)%	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$2,400.00	12/15/2017	4	$37,400
CBOE S&P 500 Index	$2,500.00	1/19/2018	1	5,475
CBOE S&P 500 Index	$2,500.00	6/15/2018	3	25,830
iShares iBoxx High Yield Corporate Bond ETF (e)	$86.00	1/19/2018	572	151,008
iShares iBoxx High Yield Corporate Bond ETF (e)	$88.00	1/19/2018	365	56,210
TOTAL CALL OPTIONS WRITTEN (Proceeds $170,343)				275,923

PUT OPTIONS WRITTEN - (4.92)%
CBOE S&P 500 Index	$1,925.00	1/19/2018	68	230,860
CBOE S&P 500 Index	$2,000.00	1/19/2018	2	8,700
CBOE S&P 500 Index	$2,000.00	6/15/2018	6	40,080
CBOE S&P 500 Index (e)	$1,875.00	12/15/2017	12	30,720
iShares iBoxx High Yield Corporate Bond ETF	$80.00	1/19/2018	280	47,880
iShares iBoxx High Yield Corporate Bond ETF	$80.00	1/18/2019	260	113,750
iShares iBoxx High Yield Corporate Bond ETF	$83.00	1/18/2019	143	84,013
iShares iBoxx High Yield Corporate Bond ETF (e)	$81.00	1/18/2019	17	8,143
TOTAL PUT OPTIONS WRITTEN (Proceeds $782,255)				564,146

TOTAL OPTIONS WRITTEN (Proceeds $952,598)				$840,069

[1]	Each option contract is equivalent to 100 shares/units of the underlying ETF/Index.
(e)
Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP Trust

WP Family of Funds
NOTES TO THE SCHEDULES OF INVESTMENTS
February 28, 2017 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the WP Family of Funds (the “Funds”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and they are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

WP Trust

WP Family of Funds
NOTES TO THE SCHEDULES OF INVESTMENTS
February 28, 2017 (Unaudited)

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of
 February 28, 2017.

WP Smaller Companies Income Plus Fund
Financial Instruments – Assets
Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange Traded Funds (2)	$4,107,632	$-	$4,107,632
Put Options Purchased	4,200	-	4,200
Money Market Funds	332,259	-	332,259
Total Assets	$4,444,091	$-	$4,444,091

Derivative Instruments – Liabilities
Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Call Options Written	$59,355	$201,740	$261,095
Put Options Written	157,420	-	157,420
Total Liabilities	$216,775	$201,740	$418,515

WP International Companies Income Plus Fund
Financial Instruments – Assets
Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange Traded Funds (2)	$5,274,431	$-	$5,274,431
Put Options Purchased	4,095	-	4,095
Money Market Funds	317,023	-	317,023
Total Assets	$5,595,549	$-	$5,595,549

WP Trust

WP Family of Funds
NOTES TO THE SCHEDULES OF INVESTMENTS
February 28, 2017 (Unaudited)

WP International Companies Income Plus Fund
Derivative Instruments – Liabilities
Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Call Options Written	$110,331	$-	$110,331
Put Options Written	154,025	-	154,025
Total Liabilities	$264,356	$-	$264,356

WP Income Plus Fund
Financial Instruments – Assets
Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Closed-End Funds (2)	$982,892	$-	$982,892
Exchange-Traded Funds (2)	10,833,183	-	10,833,183
Put Options Purchased	13,440	-	13,440
Money Market Funds	82,782	-	82,782
Total Assets	$11,912,297	$-	$11,912,297

Derivative Instruments – Liabilities
Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Call Options Written	$68,705	$207,218	$275,923
Put Options Written	556,003	8,143	564,146
Total Liabilities	$624,708	$215,361	$840,069

(1)
As of and during the three month period ended February 28, 2017, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)
All closed-end funds (“CEFs”) and exchange traded funds (“ETFs”) held in the Funds are Level 1 securities. For a detailed break-out of CEFs and ETFs by investment type, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the three month period ended February 28, 2017. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

Options – The Funds’ option strategies consist of selling and purchasing put and call options on equity indexes, bond indexes and ETFs. The sale of put options generates income for the Funds, but exposes them to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premiums paid by the Funds for the options. The sale of call options generates income for the Funds, but may limit the Funds’ participation in equity market gains. The Funds’ investment adviser seeks to reduce the overall volatility of returns for the Funds by managing a portfolio of options. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions.

WP Trust

WP Family of Funds
NOTES TO THE SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Funds give up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continue to bear the risk of declines in the value of underlying securities held by the Funds. The Funds will receive a premium from the purchaser of a covered call option sold, which they retain whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Exchange-Traded and Closed-End Funds – The Funds may invest in ETFs and CEFs. ETFs and CEFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF and CEF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs and CEFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and CEFs in which a Fund invests in addition to a Fund's direct fees and expenses. Also, with respect to dividends paid by the ETFs and CEFs, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

The Funds may invest a significant portion of their assets in shares of one or more Investment Companies (i.e., ETFs). From time to time, the Funds may invest greater than 25% of their net assets in one security. As of February 28, 2017, the iShares Russell 2000 ETF represented 100.88% of the Smaller Companies Fund's net assets, the iShares MSCI EAFE ETF represented 88.35% of the International Companies Fund's net assets and the iShares iBoxx $ High Yield Corporate Bond ETF represented 94.55% of the Income Fund's net assets. Additional information for these securities, including their financial statements, is available from the Securities and Exchange Commission's website at www.sec.gov.

Derivative Transactions

As of February 28, 2017, portfolio securities were held in escrow by the custodian as cover for options written by the Funds with values as follows:

Value
WP Smaller Companies Income Plus Fund	$4,107,632
WP International Companies Income Plus Fund	5,130,137
WP Income Plus Fund	11,818,148

Transactions in options written during the three month period ended February 28, 2017 for the Funds were as follows:

WP Smaller Companies Income Plus Fund	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	261	$289,981
Options written	4	30,225
Options covered	(125)	(126,650)
Options exercised	-	-
Options expired	-	-
Options outstanding end of period	140	$193,556

	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	52	$209,365
Options written	72	362,895
Options covered	(64)	(376,141)
Options exercised	(20)	(2,784)
Options expired	-	-
Options outstanding end of period	40	$193,335

WP Trust

WP Family of Funds
NOTES TO THE SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

WP International Companies Income Plus Fund	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	497	$43,007
Options written	618	100,841
Options covered	(754)	(61,637)
Options exercised	-	-
Options expired	-	-
Options outstanding end of period	361	$82,211

	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	76	$202,127
Options written	70	353,061
Options covered	(62)	(364,534)
Options exercised	-	-
Options expired	(45)	(1,855)
Options outstanding end of period	39	$188,799

WP Income Plus Fund	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	871	$131,787
Options written	74	38,556
Options covered	-	-
Options exercised	-	-
Options expired	-	-
Options outstanding end of period	945	$170,343

	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	483	$708,557
Options written	614	953,502
Options covered	(259)	(877,305)
Options exercised	(30)	(1,727)
Options expired	(20)	(772)
Options outstanding end of period	788	$782,255

*	One option contract is equivalent to one hundred shares/units of the underlying ETF/Index.

WP Trust

WP Family of Funds
NOTES TO THE SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

As of February 28, 2017, the Statements of Assets and Liabilities included the following financial derivative instrument fair values:

WP Smaller Companies Income Plus Fund

Assets	Equity Contracts	Total
Put options purchased, at value	$4,200	$4,200
Total Assets	$4,200	$4,200

Liabilities	Equity Contracts	Total
Call options written, at value	$261,095	$261,095
Put options written, at value	157,420	157,420
Total Liabilities	$418,515	$418,515

WP International Companies Income Plus Fund

Assets	Equity Contracts	Total
Put options purchased, at value	$4,095	$4,095
Total Assets	$4,095	$4,095

Liabilities	Equity Contracts	Total
Call options written, at value	$110,331	$110,331
Put options written, at value	154,025	154,025
Total Liabilities	$264,356	$264,356

WP Income Plus Fund

Assets	Equity Contracts	Total
Put options purchased, at value	$4,640	$4,640
Total Assets	$4,640	$4,640

Liabilities	Equity Contracts	Interest Rate Contracts	Total
Call options written, at value	$68,705	$207,218	$275,923
Put options written, at value	310,360	253,786	564,146
Total Liabilities	$379,065	$461,004	$840,069

WP Trust

WP Family of Funds
NOTES TO THE SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

For the three month period ended February 28, 2017 for the Funds, financial derivative instruments had the following effect on the Statements of Operations:

WP Smaller Companies Income Plus Fund
Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Put options purchased	$468	$468
Call options written	(52,216)	(52,216)
Put option written	14,290	14,290
	$(37,458)	$(37,458)

Net realized loss on:	Equity Contracts	Total
Put options purchased	$(19,218)	$(19,218)
Call options written	(46,907)	(46,907)
Put option written	108,158	108,158
	$42,033	$42,033

WP International Companies Income Plus Fund

Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Put options purchased	$670	$670
Call options written	(27,343)	(27,343)
Put option written	12,503	12,503
	$(14,170)	$(14,170)

Net realized gain (loss) on:	Equity Contracts	Total
Put options purchased	(18,839)	(18,839)
Call options written	(34,322)	(34,322)
Put option written	106,780	106,780
	$53,619	$53,619

WP Income Plus Fund
Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Interest Rate Contracts	Total
Put options purchased	$(1,712)	$-	$(1,712)
Call options written	(20,280)	(87,709)	(107,989)
Put option written	77,126	46,736	123,862
	$55,134	$(40,973)	$14,161

Net realized loss on:	Equity Contracts	Interest Rate Contracts	Total
Put options purchased	$(49,772)	$-	$(49,772)
Put option written	61,324	223,889	285,213
	$11,552	$223,889	$235,441

WP Trust

WP Family of Funds
NOTES TO THE SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

The following tables present the Funds’ asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of February 28, 2017.

Smaller Companies Fund:

Assets:	Gross Amounts of Assets Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Received	Net Amount of Assets
Options Purchased Contracts	$4,200	(1)	$-	$4,200	(1)	$4,200	(2)	$-	$-
Total	$4,200	(1)	$-	$4,200	(1)	$4,200	(2)	$-	$-

Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$418,515	(3)	$-	$418,515	(3)	$370,613	(2)	$47,902	$-
Total	$418,515	(3)	$-	$418,515	(3)	$370,613	(2)	$47,902	$-

International Companies Fund:

Assets:	Gross Amounts of Assets Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Received	Net Amount of Assets
Options Purchased Contracts	$4,095	(1)	$-	$4,095	(1)	$4,095	(2)	$-	$-
Total	$4,095	(1)	$-	$4,095	(1)	$4,095	(2)	$-	$-

WP Trust
WP Family of Funds
NOTES TO THE SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

International Companies Fund:

Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$264,356	(3)	$-	$264,356	(3)	$176,212	(2)	$88,144	$-
Total	$264,356	(3)	$-	$264,356	(3)	$176,212	(2)	$88,144	$-

Income Fund:

Assets:	Gross Amounts of Assets Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Received	Net Amount of Assets
Options Purchased Contracts	$13,440	(1)	$-	$13,440	(1)	$13,440	(2)	$-	$-
Total	$13,440	(1)	$-	$13,440	(1)	$13,440	(2)	$-	$-

Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$840,069	(3)	$-	$840,069	(3)	$478,759	(2)	$361,310	$-
Total	$840,069	(3)	$-	$840,069	(3)	$478,759	(2)	$361,310	$-

(1)	Purchased options at value as presented in the Funds’ Schedules of Purchased Options.
(2)	The amounts are limited to the derivative liability balances and accordingly do not include excess collateral pledged.
(3)	Written options at value as presented in the Funds’ Schedules of Written Options.

WP Trust

WP Family of Funds
NOTES TO THE SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments February 28, 2017 were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
WP Smaller Companies Income Plus Fund	$3,652,064	$792,027	$-	$792,027
WP International Companies Income Plus Fund	5,297,859	298,371	(681)	297,690
WP Income Plus Fund	11,368,146	544,151	-	544,151

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to mark-to-market on 1256 contracts.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WP Trust

By:	/s/ Charles S. Stoll
Name:	Charles S. Stoll
Title:	Principal Executive Officer
Date:	April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles S. Stoll
Name:	Charles S. Stoll
Title:	Principal Executive Officer
Date:	April 28, 2017

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Principal Financial Officer
Date:	April 28, 2017